BUSINESS COMBINATION (Tables)	12 Months Ended
Mar. 31, 2017
TechLaw
Summary of allocation of the purchase price based on the fair values of the assets acquired and liabilities assumed

Thousands of Yen
Trade accounts receivable	¥264,809
Prepaid expense	72,431
Property and equipment	57,805
Other intangible assets	384,626
Other	9,692
Total assets acquired	789,363

Current liabilities	48,669
Total liabilities assumed	48,669

Total identified net assets	740,694

Goodwill	150,881
Purchase price	¥891,575

EvD, Inc
Summary of allocation of the purchase price based on the fair values of the assets acquired and liabilities assumed

Thousands of Yen
Cash and cash equivalents	¥179,050
Trade accounts receivable	1,055,767
Prepaid expense	100,412
Other current assets	355,844
Other intangible assets	2,136,610
Other	135,598
Total assets acquired	3,963,281

Trade accounts payable	178,623
Deferred tax liabilities	878,767
Income tax payable	276,143
Other current liabilities	386,211
Other	25,306
Total liabilities assumed	1,745,050

Total identified net assets	2,218,231

Goodwill	2,162,944
Purchase price	¥4,381,175

EDI
Summary of allocation of the purchase price based on the fair values of the assets acquired and liabilities assumed

Thousands of Yen
Trade accounts receivable	¥27,710
Property and equipment	951
Other intangible assets	10,198
Customer relationships	109,632
Total assets acquired	148,491

Trade accounts payable	20,485
Total liabilities assumed	20,485

Total identified net assets	128,006

Goodwill	127,449
Purchase price	¥255,455